Impairment of non-financial assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of non-financial assets	¥ 0	¥ 0	¥ 0